Cover	Dec. 27, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed as an amendment to the current report on Form 8-K filed by LivePerson, Inc. (the “Company”) on December 30, 2022 (the “Original Filing”). The purpose of this amendment is to disclose the committee appointments of the new members appointed to the Company’s Board of Directors (the “Board”). Item 5.02 of the Original Filing is amended with the disclosures set forth below. Except as set forth below, there are no other changes to the Original Filing.
Document Period End Date	Dec. 27, 2022
Entity File Number	0-30141
Entity Registrant Name	LivePerson, Inc.
Entity Central Index Key	0001102993
Entity Tax Identification Number	13-3861628
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	530 7th Ave, Floor M1
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	609-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LPSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false